Other financial liabilities	12 Months Ended
Mar. 31, 2025
Disclosure Of Detailed Information About Other Financial Liabilities [Abstract]
Other Financial Liabilities

16. Other financial liabilities

	As at March 31,
	2024		2025
Non-current
Liability on written put options to non-controlling interests (Refer to Note 19)	₹	4,303	₹	4,945
Contingent consideration (Refer to Note 19)		429		1,307
Liabilities towards customer contracts		-		1,026
Rent deposit		-		26
Others
Long-term incentive payable		196		387
Deferred consideration for Business combination		57		61
Other liabilities		-		41
	₹	4,985	₹	7,793
Current
Capital creditors	₹	333	₹	1,255
Contingent consideration (Refer to Note 19)		-		557
Rent deposit		788		475
Liabilities towards customer contracts		78		342
Advance from customers		598		167
Cash Settled ADS RSUs		3		-
Others
Interest accrued on loans and borrowings		347		489
Deferred consideration for Business combination		91		295
Unclaimed dividend		34		64
Other liabilities		-		234
	₹	2,272	₹	3,878
	₹	7,257	₹	11,671